AQR LSE Fusion Fund Expense Example - AQR LSE Fusion Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 702
Expense Example, with Redemption, 3 Years	2,435
Expense Example, with Redemption, 5 Years	4,025
Expense Example, with Redemption, 10 Years	7,445
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	725
Expense Example, with Redemption, 3 Years	2,500
Expense Example, with Redemption, 5 Years	4,118
Expense Example, with Redemption, 10 Years	7,567
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	687
Expense Example, with Redemption, 3 Years	2,423
Expense Example, with Redemption, 5 Years	4,015
Expense Example, with Redemption, 10 Years	$ 7,441